Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.35

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025070633	XXX	XXX	XXX	Property	Appraisal Discrepancy	XXX	1	Closed	Appraisal (pg XXX) lists subject lot size at XXX square feet. Per XXX the XXX of the XXX including decks is XXX square feet, plus there is a XXX in front of the subject. There is not an XXX for subject, only a XXX (pg XXX). Appraisal provided no commentary on subject lot size. Appraisal does not contain a Addendum page typically found with appraisal report. Missing XXX for subject and commentary on lot size.	XXX	Verified reserves - XXX months subject PITI reserves required. XXX months of verified PITI reserves. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX - "According to the XXX Records the lot is XXX and the XXX is on common ground, but allowed to be used by the adjoining, subject's, XXX."
--Appraiser comments address the issues. Review noted that there was no value given for the XXX.

XXX - Recd revised appraisal. Per appraiser, "The lost size is the same size as the XXX of the subject. There is no XXX  available in XXX records for the subject... We would need a survey in order to provide an XXX ."
--Finding remains. Appraiser indicates lot size is the same size as the XXX, but also indicates the lot includes XXX. Appraiser to address why the XXX is not included in the lost size.	XXX - "According to the XXX Records the lot is XXX and the XXX is on common ground, but allowed to be used by the adjoining, subject's, XXX."
													--Appraiser comments address the issues. Review noted that there was no value given for the XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025070633	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Final 1003 (pg XXX) lists primary residence XXX in XXX schedule. Property at XXX is listed in section XXX and section XXX.	XXX	Verified reserves - XXX months subject PITI reserves required. XXX months of verified PITI reserves. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX - Recd updated 1003. Primary residence removed from section XXX and the following XXX were added to the 1003: XXX, XXX XXX XXX XXX	XXX - Recd updated 1003. Primary residence removed from section XXX and the following XXX were added to the 1003: XXX, XXX XXX XXX XXX	XXX	C	A	C	A	C	A	C	A	C	A
2025070633	XXX	XXX	XXX	Credit	Missing Schedule of XXX	XXX	1	Closed	XXX from property manager (pg XXX) lists the following properties which were not listed on 1003:
XXX
XXX
XXX
XXX

Additionally file contains leases for the following properties which are not listed on XXX Schedule:
XXX and
XXX

Missing documentation of these XXX properties. XXX XXX schedule to reflect all properties owned along with all expenses noted. Any PITI expenses will need to be added to DTI calculations.  Final DTI cannot be confirmed due to missing XXX information.

XXX	Verified reserves - XXX months subject PITI reserves required. XXX months of verified PITI reserves. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX - Recd confirmation from the insurance agent that the XXX for XXX, XXX, includes all XXX. Documentation presented XXX satisfactorily addresses all parts of the exception.

XXX - Recd the same tax cert presented in the original file and appraisal for XXX, XXX.
--Finding is partially cleared. Tax cert reflects XXX count XXX in XXX section, but XXX. Appraisal confirms tax is for all XXX units. Still missing evidence that the XXX for XXX  includes all XXX units.

XXX - Recd the same tax cert presented in the original file. Tax cert reflects XXX unit count (pg XXX), however, property is indicated to be XXX units. Also missing evidence that the XXX for XXX  includes all XXX units.

XXX - Recd the following documentation:
XXX, title commitment
XXX, title commitment
XXX, title commitment
XXX, title commitment

--Finding remains. Missing evidence that the tax cert in file for XXX  is for all XXX units. Tax cert reflects XXX unit count (pg XXX). Also missing evidence that the XXX for XXX  includes all XXX units.
NOTE: XXX  XXX - Indicated to be XXX Unit with XXX,XXX,XXX

XXX - "The XXX properties listed on the XXX log are only in the name of the XXX. Added properties and included taxes and insurance. Please see attached documents to show not in borrower’s name. XXX, XXX, XXX, XXX XXX is a XXX unit building. Updated address on 1003 to reflect all units." Included is updated 1008/1003.
The following XXX were added to the 1003:
XXX - XXX Provided
XXX,
XXX - Note Provided, XXX.
XXX,
XXX,

--Finding remains. Still missing:
XXX
XXX, if applicable.
XXX, if applicable.
XXX, if applicable.
XXX, if applicable.

												XXX - Missing XXX to confirm borrower is not on title.	XXX - Recd confirmation from the XXX that the XXX for XXX, XXX , includes all XXX units. Documentation presented XXX satisfactorily addresses XXX parts of the exception.	XXX	C	A	C	A	C	A	C	A	C	A
2025070633	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	1	Closed	1003 XXX schedule lists property at XXX with mortgage of $XXX and payment of $XXX/mo. This mortgage not reporting on credit report. Missing XXX month payment history confirming XXX payment history.	XXX	Verified reserves - XXX months subject PITI reserves required. XXX months of verified PITI reserves. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX- "Loan closed with XXX , XXX payment XXX; please see attached statement and CD."
-- Recd mortgage billing statement and closing disclosure. Loan recently originated (XXX), thus XXX-month mortgage history is not applicable.	XXX - "Loan closed with XXX , XXX payment XXX ; please see attached statement and CD."
													-- Recd mortgage XXX statement and closing disclosure. Loan recently originated (XXX), thus XXX-month mortgage history is not applicable.	XXX	C	A	C	A	C	A	C	A	C	A
2025070632	XXX	XXX	XXX	Credit	Initial 1003 Application is Incomplete	XXX	1	Closed	Earliest application found in file is dated XXX (pg. XXX). Missing initial 1003. Application date is indicated to be XXX (pg XXX).	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months per guidelines.;	XXX XXX - The loan was initially disclosed on XXX via XXX, the unsigned 1003 was provided, there was a XXX provided as econsent was received and the XXX and esigned 1003 done on XXX was provided. Please advise why this is not acceptable. Thank you.
--Application date XXX. Lender confirmed initial 1003 mailed to borrower XXX and not signed until XXX, XXX no 1003 dated XXX.

XXX - Recd signed 1003 dated XXX.
--Fining remains. Missing signed initial application dated XXX.

XXX - Attached 1003 is not signed.	The loan was initially disclosed on XXX via XXX, the unsigned 1003 was provided, there was a XXX provided as econsent was received and the XXX and esigned 1003 done on XXX was provided. Please advise why this is not acceptable. Thank you.
													--Application date XXX. Lender confirmed initial 1003 mailed to borrower XXX and not signed until XXX, thus no 1003 dated XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025070632	XXX	XXX	XXX	Compliance	Cannot XXX XXX / XXX Versioning	XXX	1	Closed	Missing XXX issued XXX (pg XXX).	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months per guidelines.;	XXX XXX - Recd initial XXX. XXX - Recd LE XXX. --Finding remains. Missing XXX issued within XXX business days from the application date of XXX.	XXX - Recd initial XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025070632	XXX	XXX	XXX	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $XXX	XXX	1	Closed	Likely related to XXX. Approval (pg. XXX,XXX) indicates Index value of XXX, which is the fully indexed rate. XXX (pg. XXX) has index rate of XXX. Reviewer used this rate and it matches XXX identified index rate of XXX.
--
The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge ($XXX). For rescission after initiation of foreclosure, the XXX in XXX Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XXX XXX (i)(2); XXX(c)(2)(ii)-XXX
--
The disclosed finance charge ($XXX) is less than the actual finance charge ($XXX) by ($XXX). For rescission purposes, the XXX in XXX Act considers the finance charge inaccurate if it is understated by more than half of XXX% of the note amount ($XXX) or $XXX, whichever is greater. (12 CFR 1026.23(g); XXX(c)(2)(ii)-1)
									The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge ($XXX). For rescission after initiation of foreclosure, the XXX in XXX Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XXX (i)(2); XXX(c)(2)(ii)-1)	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months per guidelines.;	XXX XXX - Recd lender index rate XXX%. Finding cleared upon compliance resubmission.	XXX - Recd lender index rate XXX%. Finding cleared upon compliance resubmission.	XXX	C	A	C	A	C	A	C	A	C	A
2025070632	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	2	Acknowledged	Missing XXX for increase in XXX Fee on CD issued XXX (pg. XXX). XXX is affiliate of lender per XXX on page XXX, so is XXX tolerance fee. -- A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.

A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months per guidelines.;	XXX XXX - XXX Recd XXX, cover letter, refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.

XXX - Per affiliated business disclosure Guaranteed Rate has XXX% ownership and a direct or indirect financial interest in XXX. Any fee paid to an affiliate of the lender is subject to XXX% tolerance.

XXX - Per the XXX and the XXX the title co addresses are different.
												--Finding remains. XXX, XXX, is an affiliate of the lender thus subject to XXX% tolerance	Client: XXX - XXX Recd XXX, cover letter, XXX $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.	XXX	C	B	C	B	C	B	C	B	C	B
2025070632	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or XXX Information	XXX	1	Closed	Missing documentation used to calculate the qualifying tax payment of $XXX/mo.	XXX	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months per guidelines.;	XXX XXX - Per the condition regarding the property taxes calculation please see below:
Per the appraisal and uw comments this is a XXX and uw used XXX x appraised value to qualify taxes. XXX x XXX = XXX= XXX.
--Qualifying payment exceeds actual payment. Borrower was qualified using a more conservative approach.	XXX - Per the condition regarding the property taxes calculation please see below:
Per the appraisal and uw comments this is a XXX  and uw used XXX x appraised value to qualify taxes. XXX x XXX = XXX / XXX= XXX.
													--Qualifying payment exceeds actual payment. Borrower was qualified using a more conservative approach.	XXX	C	A	C	A	C	A	C	A	C	A
2025070628	XXX	XXX	XXX	Credit	XXX is expired.	XXX	1	Closed	Missing XXX renewal. XXX provided in file expired XXX (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX, no derogatory credit history reported in the past XXX months. Minimum credit score required XXX.;	XXX XXX - Recd renewal XXX.	XXX - Recd renewal XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025070628	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	XXX XXX does not provide the frequency of base pay (pg XXX). Also missing documentation used to confirm that the employer name XXX - XXX - XXX is the same as XXX.

NOTE: XXX income was not included on the XXX. XXX was provided in file.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX, no derogatory credit history reported in the past XXX months. Minimum credit score required XXX.;	XXX XXX - Exception is cleared with the attached screen print from the XXX profile confirming the affiliation between the employers varying names. XXX in file re-reviewed. It appears that the XXX income including commission was captured in the current gross pay. Per XXX, Verify the borrower has at least a XXX history of XXX and income. Guideline requires XXX years at the same job and is expected to be rehired XXX season. XXX confirms probability of continued employment as XXX. XXX and guideline requirements met.

XXX - Attached XXX is insufficient to satisfy the finding.
												--Finding remains. XXX indicates borrower is paid XXX at a rate of $XXX, which is not supported by prior years earnings. XXX employment is XXX. Missing XXX print from employer website or similar to evidence XXX - XXX - Lewes is affiliated with XXX.	XXX - Exception is cleared with the attached screen print from the employers business profile confirming the affiliation between the employers varying names. XXX in file re-reviewed. It appears that the XXX income including commission was captured in the current gross pay. Per XXX, Verify the borrower has at least a XXX-year history of XXX employment and income. Guideline requires XXX years at the same job and is expected to be XXX next season. XXX confirms probability of continued employment as XXX. XXX and guideline requirements met.	XXX	C	A	C	A	C	A	C	A	C	A
2025070628	XXX	XXX	XXX	Credit	Questionable continuation of income	XXX	1	Closed	XXX benefit statement, State of XXX, reflects a monthly allowance of $XXX with total contributions of $XXX (pg XXX). Missing confirmation that the retirement benefits are not based on the total contribution and are expected to continue > XXX months.

Total contributions $XXX / $XXX is XXX months.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX, no derogatory credit history reported in the past XXX months. Minimum credit score required XXX.;	XXX XXX - Borrowers benefit statement confirms retirement type XXX+, retirement option B.

Finding is cleared with the attached information for XXX, Option B:  a XXX percent joint and XXX , provides a lifetime monthly payment to you. If your beneficiary is living at the time of your XXX, your beneficiary will receive XXX percent of your monthly retirement allowance for life. If your beneficiary dies before you, your retirement allowance will increase to the XXX.

XXX - Per seller guides, XXX can be used to qualify with retirement award letter, XXX months of bank statements, and recent XXX tax returns.
--Agree, however the benefit statement reflects the source of income as a "retirement allowance", not XXX, and the amount of contributions do not support XXX years continuance. Per guidelines, distributions from a retirement account can be used as qualifying income provided there is a XXX year continuance.	XXX- Borrowers benefit statement confirms retirement type XXX+, retirement option B.

													Finding is cleared with the attached information for XXX, Option XXX: a XXX percent joint and XXX , provides a lifetime monthly payment to you. If your beneficiary is living at the time of your XXX, your beneficiary will receive XXX percent of your monthly retirement allowance for life. If your beneficiary dies before you, your retirement allowance will increase to the Maximum Option.	XXX	C	A	C	A	C	A	C	A	C	A
2025070628	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing documentation used to clear borrowers from watchlist: XXX XXX	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX, no derogatory credit history reported in the past XXX months. Minimum credit score required XXX.;	XXX XXX - Recd lender clear comments. Lender summarizes that there is nothing to support that either of these people are the ones on the watchlist.	XXX - Recd lender clear comments. Lender summarizes that there is nothing to support that either of these people are the ones on the watchlist.	XXX	C	A	C	A	C	A	C	A	C	A
2025070628	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Asset statements reflect account owner, XXX (pg XXX), however all other documentation reflects XXX or XXX. Discrepancy is to be addressed.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX, no derogatory credit history reported in the past XXX months. Minimum credit score required XXX.;	XXX XXX- Finding re-reviewed. Review located other documentation in file, including email correspondence from the borrower, using the name variation (pg XXX,XXX,XXX,XXX,XXX). The name variation is shortened version of the full-name, thus no material discrepancy or signature/name affidavit required.

XXX - XXX is very common shortened name of XXX.
												--Agree, however, it is the middle name that is shortened. Missing borrower name/ signature XXX confirming borrower is also known as XXX. The name of the account is not the borrowers legal name.	XXX - Finding re-reviewed. Review located other documentation in file, including email correspondence from the borrower, using the name variation (pg XXX,XXX,XXX,XXX,XXX). The name variation is shortened version of the full-name, thus no material discrepancy or signature/name XXX required.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	XXX - Schedule A Exception	XXX	1	Closed	Subject is indicated to be a detached XXX, however, the XXX commitment does not reflect a XXX endorsement being issued (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Recd XXX endorsement.	XXX - Recd XXX endorsement.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	Missing CPA Letter	XXX	1	Closed	1) Tax preparer letter presented in file reflects a XXX error in the borrowers last name, XXX vs XXX (pg XXX).

2) PTIN verification (XXX - XXX) is for XXX (pg XXX). Missing verification of current active PTIN status.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Recd PTIN verification for XXX. Income docs dated XXX, thus verification of XXX not required.

XXX - Recd email from XXX confirming borrowers name and ownership percentage of the borrowers business.
--Finding remains. Missing PTIN renewal for XXX.

XXX - Recd XXX PTIN renewal and Sales Representative Agreement.
												--Finding remains. Missing PTIN renewal for XXX. Also missing corrected XXX letter reflecting borrowers name and ownership percentage. An email from the XXX confirming borrowers name and percentage of ownership can be acceptable in lieu of an updated letter.	XXX - Recd PTIN verification for XXX. Income docs dated XXX, thus verification of XXX not required.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing XXX previous employment, XXX, XXX confirming at least XXX years of documented previous experience in the XXX, as required per guidelines for XXX (started XXX) < XXX years.	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - B1 XXX for prior employer confirming XXX+ years in related field.	XXX - B1 XXX for prior employer confirming XXX+ years in related field.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	Missing Employment doc (XXX)	XXX	1	Closed	Pre-closing verbal verification of XXX with XXX is not signed (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Recd signed pre-closing verification of XXX.	XXX - Recd signed pre-closing verification of XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	1	Closed	Missing letter of explanation for relationship with the seller. Subject property was not listed on the market for sale and XXX shows a XXX lien on XXX (pg XXX,XXX)	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Recd borrower signed XXX, owners heard that the borrowers were interested in moving to the XXX and reached out. Borrower confirms no relationship to sellers.	XXX- Recd borrower signed XXX, owners heard that the borrowers were interested in moving to the XXX and reached out. Borrower confirms no relationship to sellers.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	Undisclosed or Excluded Debt	XXX	1	Closed	Missing evidence that the borrower is not delinquent on income tax, and not subject to a payment plan. Loan file reflects payments being remitted for tax year XXX (pg XXX-XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Bank statement shows XXX were paid on XXX in the amount that was on the XXX voucher.
--Finding is cleared. Tax payment reflected on the payment statement matches to the attached  XXX payment voucher.

XXX - Recd borrower XXX stating, Payment to State and XXX were for annual taxes dues and have been paid in full.
--Finding remains. Missing XXX Account Transcript to confirm no past due taxes or screen print reflect $XXX due. NOTE: Taxable income can be redacted due to XXX. Only amount owned to be reported.	XXX - Bank statement shows XXX taxes were paid on XXX in the amount that was on the XXX payment voucher.
													--Finding is cleared. Tax payment reflected on the payment statement matches to the attached XXX payment voucher.	XXX	C	A	C	A	C	A	C	A	C	A
2025070631	XXX	XXX	XXX	Credit	XXX - Schedule B Exception	XXX	1	Closed	Missing XXX or confirmation from title that the XXX lien has been deleted (pg XXX).	XXX	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX - Recd schedule XXX reflecting, exceptions XXX are deleted.	XXX - Recd schedule B reflecting, exceptions XXX are deleted.	XXX	C	A	C	A	C	A	C	A	C	A
2025070629	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing XXX for XXX issued XXX on page V increasing discount points. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrower has $XXX in verified disposable income.;	XXX XXX - Recd XXX, lock extension required resulting in pricing change.	XXX - Recd XXX, lock extension required resulting in pricing change.	XXX	C	A	C	A	C	A	C	A	C	A
2025070627	XXX	XXX	XXX	Credit	Missing evidence of Hazard Insurance	XXX	1	Closed	Missing XXX to verify wall-in-coverage. XXX pg XXX does not specifically walls-in-coverage.	XXX	Low LTV/CLTV/HCLTV - Low CLTV of XXX%.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.;	XXX XXX - Attached XXX XXX reflects, Further coverage explanation provided by endorsement XXX - attached. Copy of endorsement XXX - includes fixtures, improvements and alterations that are a part of the XXX or XXX in any unit as covered property.	XXX - Attached XXX reflects, Further coverage explanation provided by endorsement XXX - attached. Copy of endorsement XXX - includes fixtures, improvements and alterations that are a part of the XXX or XXX in any unit as covered property.	XXX	C	A	C	A	C	A	C	A	C	A